CONTINGENCIES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH AND RESTRICTED CASH EQUIVALENTS
Contingent Liabilities		$ 0	$ 0
Gain In Debt Settlement Amount	$ 7,952,700